Fair Value Measurements - Valuation and Inputs, Not at FV (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Assets:
Servicing rights	$ 23,351	$ 27,250	$ 24,390	$ 30,286	$ 33,141	$ 36,725
Liabilities:
Valuation allowance for real estate acquired in settlement of loans	7,600	2,600
Discounted Cash Flow | Level 3 | Guaranteed loan financing
Liabilities:
Guaranteed loan financing	$ 437,250	$ 524,368
Discounted Cash Flow | Level 3 | Guaranteed loan financing | Minimum
Liabilities:
Price Range	$ 95.98	$ 96.20
Discounted Cash Flow | Level 3 | Guaranteed loan financing | Maximum
Liabilities:
Price Range	111.64	111.31
Discounted Cash Flow | Level 3 | Guaranteed loan financing | Weighted Average
Liabilities:
Price Range	$ 103.55	$ 103.35
Discounted Cash Flow | Level 3 | Liabilities under participation agreements
Liabilities:
Liabilities under participation agreements	$ 3,514	$ 4,285
Discounted Cash Flow | Level 3 | Liabilities under participation agreements | Minimum
Liabilities:
Price Range	$ 0.00	$ 0.00
Discounted Cash Flow | Level 3 | Liabilities under participation agreements | Maximum
Liabilities:
Price Range	118.67	231.37
Discounted Cash Flow | Level 3 | Liabilities under participation agreements | Weighted Average
Liabilities:
Price Range	$ 77.30	$ 80.33
Discounted Cash Flow | Level 3 | Loans held for investment
Assets:
Loans, held-for-investment	$ 1,542,057	$ 1,651,846
Discounted Cash Flow | Level 3 | Loans held for investment | Minimum
Liabilities:
Price Range	$ 0.00	$ 0.00
Discounted Cash Flow | Level 3 | Loans held for investment | Maximum
Liabilities:
Price Range	132.94	231.37
Discounted Cash Flow | Level 3 | Loans held for investment | Weighted Average
Liabilities:
Price Range	$ 89.65	$ 97.88
Discounted Cash Flow | Level 3 | Servicing rights
Assets:
Servicing rights	$ 24,592	$ 27,260
Broker Quotes | Level 3 | Securitized debt obligations, of consolidated VIEs
Liabilities:
Securitized debt obligations of consolidated VIEs	$ 384,261	$ 455,616
Broker Quotes | Level 3 | Securitized debt obligations, of consolidated VIEs | Minimum
Liabilities:
Price Range	$ 96.88	$ 81.04
Broker Quotes | Level 3 | Securitized debt obligations, of consolidated VIEs | Maximum
Liabilities:
Price Range	103.59	102.00
Broker Quotes | Level 3 | Securitized debt obligations, of consolidated VIEs | Weighted Average
Liabilities:
Price Range	$ 100.37	$ 98.05
Transaction Price | Level 3 | Borrowings under credit facilities
Liabilities:
Borrowings under credit facilities	$ 228,000	$ 175,306
Transaction Price | Level 3 | Borrowings under repurchase agreements
Liabilities:
Borrowings under repurchase agreements	$ 581,773	$ 644,137